10. INTANGIBLE ASSETS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	R$ 7,253,175
Effect of foreign exchange differences	7,839
Acquisitions and expeditures	1,427
Transfer to property, plant and equipment	11,896
Amortization	(58,129)
Goodwill - Acquisition 50% CBSI	15,225
Consolidation CBSI on November 30, 2019.	348
Balance at end	7,231,781
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	7,903,220
Effect of foreign exchange differences
Balance at end	7,947,578
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(540,715)
Effect of foreign exchange differences
Balance at end	(606,467)
Adjustment For Accumulated Recoverable Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(109,330)
Effect of foreign exchange differences
Balance at end	(109,330)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,590,931
Goodwill - Acquisition 50% CBSI	15,225
Balance at end	3,606,156
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,831,338
Effect of foreign exchange differences
Balance at end	3,846,563
Goodwill [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(131,077)
Effect of foreign exchange differences
Balance at end	(131,077)
Goodwill [Member] | Adjustment For Accumulated Recoverable Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(109,330)
Effect of foreign exchange differences
Balance at end	(109,330)
Customer Related Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	288,773
Effect of foreign exchange differences	4,711
Amortization	(47,345)
Balance at end	246,139
Customer Related Intangible Assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	573,614
Effect of foreign exchange differences
Balance at end	585,407
Customer Related Intangible Assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(284,841)
Effect of foreign exchange differences
Balance at end	(339,268)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	54,972
Effect of foreign exchange differences	3
Acquisitions and expeditures	1,387
Transfer to property, plant and equipment	7,808
Amortization	(10,657)
Consolidation CBSI on November 30, 2019.	346
Balance at end	53,859
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	161,067
Effect of foreign exchange differences
Balance at end	171,152
Software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(106,095)
Effect of foreign exchange differences
Balance at end	(117,293)
Trademarks and Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	150,009
Effect of foreign exchange differences	3,092
Consolidation CBSI on November 30, 2019.	2
Balance at end	153,103
Trademarks and Patents [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	150,009
Effect of foreign exchange differences
Balance at end	153,103
Rights and Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,166,999	[1]
Transfer to property, plant and equipment	4,088	[1]
Amortization	(127)	[1]
Balance at end	3,170,960	[1]
Rights and Licenses [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,185,701
Effect of foreign exchange differences
Balance at end	3,189,789
Rights and Licenses [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(18,702)
Effect of foreign exchange differences
Balance at end	(18,829)
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	1,491
Effect of foreign exchange differences	33
Acquisitions and expeditures	40
Balance at end	1,564
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	1,491
Effect of foreign exchange differences
Balance at end	R$ 1,564

[1]	Composed mainly by mineral rights. Amortization is recorded based on production volumes.